Financial instruments (Tables)	9 Months Ended
Sep. 30, 2023
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments

in € THOUS

September 30, 2023	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,035,797	517,456	—	—	1,553,253	517,456	—	—
Trade accounts and other receivables from unrelated parties	3,581,274	—	—	80,868	3,662,142	—	—	—
Accounts receivable from related parties	52,089	—	—	—	52,089	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,490	4,490	—	4,490	—
Derivatives - not designated as hedging instruments	—	11,815	—	—	11,815	—	11,815	—
Equity investments	—	103,786	74,173	—	177,959	52,470	75,354	50,135
Debt securities	—	103,652	359,328	—	462,980	462,980	—	—
Other financial assets(1)	114,410	—	—	115,047	229,457	—	—	—
Other current and non-current assets	114,410	219,253	433,501	119,537	886,701	—	—	—
Financial assets	4,783,570	736,709	433,501	200,405	6,154,185	—	—	—

Accounts payable to unrelated parties	753,120	—	—	—	753,120	—	—	—
Accounts payable to related parties	91,646	—	—	—	91,646	—	—	—
Short-term debt	549,829	—	—	—	549,829	—	—	—
Long-term debt	7,971,544	—	—	—	7,971,544	6,505,717	553,010	—
Lease liabilities	—	—	—	4,453,139	4,453,139	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	8,983	8,983	—	8,983	—
Derivatives - not designated as hedging instruments	—	25,418	—	—	25,418	—	25,418	—
Variable payments outstanding for acquisitions	—	34,050	—	—	34,050	—	—	34,050
Put option liabilities	—	—	—	1,407,624	1,407,624	—	—	1,407,624
Other financial liabilities(2)	1,107,871	—	—	—	1,107,871	—	—	—
Other current and non-current liabilities	1,107,871	59,468	—	1,416,607	2,583,946	—	—	—
Financial liabilities	10,474,010	59,468	—	5,869,746	16,403,224	—	—	—

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2022	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,118,503	155,284	—	—	1,273,787	155,284	—	—
Trade accounts and other receivables from unrelated parties	3,489,680	—	—	84,590	3,574,270	—	—	—
Accounts receivable from related parties	140,072	—	—	—	140,072	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	9,151	9,151	—	9,151	—
Derivatives - not designated as hedging instruments	—	10,627	—	—	10,627	—	10,627	—
Equity investments	—	80,201	69,792	—	149,993	36,227	70,973	42,793
Debt securities	—	106,215	338,589	—	444,804	444,804	—	—
Other financial assets(1)	121,095	—	—	128,015	249,110	—	—	—
Other current and non-current assets	121,095	197,043	408,381	137,166	863,685	—	—	—
Financial assets	4,869,350	352,327	408,381	221,756	5,851,814	—	—	—

Accounts payable to unrelated parties	813,255	—	—	—	813,255	—	—	—
Accounts payable to related parties	118,083	—	—	—	118,083	—	—	—
Short-term debt	669,013	—	—	—	669,013	—	—	—
Long-term debt	7,864,796	—	—	—	7,864,796	6,366,775	474,930	—
Lease liabilities	—	—	—	4,678,763	4,678,763	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	568	568	—	568	—
Derivatives - not designated as hedging instruments	—	7,422	—	—	7,422	—	7,422	—
Variable payments outstanding for acquisitions	—	37,846	—	—	37,846	—	—	37,846
Put option liabilities	—	—	—	1,468,517	1,468,517	—	—	1,468,517
Other financial liabilities(2)	1,107,827	—	—	—	1,107,827	—	—	—
Other current and non-current liabilities	1,107,827	45,268	—	1,469,085	2,622,180	—	—	—
Financial liabilities	10,572,974	45,268	—	6,147,848	16,766,090	—	—	—

(1)

As of September 30, 2023 other financial assets primarily include lease receivables, deposits, guarantees, securities, vendor as well as supplier rebates. As of December 31, 2022, other financial assets primarily include lease receivables, deposits, guarantees, securities, vendor and supplier rebates as well as notes receivable.

(2)	As of September 30, 2023 and December 31, 2022, other financial liabilities primarily include receivable credit balances and goods and services received.

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2023			2022
		Variable			Variable
		payments			payments
		outstanding			outstanding
	Equity	for	Put option	Equity	for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	42,793	37,846	1,468,517	50,679	47,690	992,423
Increase	4,408	1,181	20,756	2,804	46	646,271
Decrease	—	(3,299)	(38,464)	—	(6,499)	(7,026)
Gain / loss recognized in profit or loss (1)	2,488	(1,788)	—	(13,968)	(3,904)	—
Gain / loss recognized in equity	—	—	(47,336)	—	—	(180,431)
Foreign currency translation and other changes	446	110	4,151	3,278	513	17,280
Ending balance at September 30, and December 31,	50,135	34,050	1,407,624	42,793	37,846	1,468,517

(1)	Includes realized and unrealized gains / losses.